Investments in AFS Debt Securities - Schedule of Investments by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investments in AFS debt securities—Amortized cost:
Due Within One Year	$ 10,539
Due After One Year Through Five Years	171,637
Due After Five Years Through Ten Years	2,010
Due After Ten Years	11,610
Amortized Cost	195,796	$ 0
AFS investment securities—Fair value:
Due Within One Year	10,538
Due After One Year Through Five Years	170,340
Due After Five Years Through Ten Years	1,992
Due After Ten Years	11,575
Total	194,445
Accrued interest	462
U.S. Treasury securities
Investments in AFS debt securities—Amortized cost:
Due Within One Year	0
Due After One Year Through Five Years	103,014
Due After Five Years Through Ten Years	0
Due After Ten Years	0
Amortized Cost	103,014
AFS investment securities—Fair value:
Due Within One Year	0
Due After One Year Through Five Years	102,430
Due After Five Years Through Ten Years	0
Due After Ten Years	0
Total	102,430
Accrued interest	73
Multinational securities
Investments in AFS debt securities—Amortized cost:
Due Within One Year	0
Due After One Year Through Five Years	19,911
Due After Five Years Through Ten Years	0
Due After Ten Years	0
Amortized Cost	19,911
AFS investment securities—Fair value:
Due Within One Year	0
Due After One Year Through Five Years	19,757
Due After Five Years Through Ten Years	0
Due After Ten Years	0
Total	19,757
Accrued interest	109
Corporate bonds
Investments in AFS debt securities—Amortized cost:
Due Within One Year	0
Due After One Year Through Five Years	39,894
Due After Five Years Through Ten Years	0
Due After Ten Years	0
Amortized Cost	39,894
AFS investment securities—Fair value:
Due Within One Year	0
Due After One Year Through Five Years	39,414
Due After Five Years Through Ten Years	0
Due After Ten Years	0
Total	39,414
Accrued interest	235
Agency TBA
Investments in AFS debt securities—Amortized cost:
Due Within One Year	0
Due After One Year Through Five Years	0
Due After Five Years Through Ten Years	0
Due After Ten Years	7,457
Amortized Cost	7,457
AFS investment securities—Fair value:
Due Within One Year	0
Due After One Year Through Five Years	0
Due After Five Years Through Ten Years	0
Due After Ten Years	7,453
Total	7,453
Accrued interest	13
Agency mortgage-backed securities
Investments in AFS debt securities—Amortized cost:
Due Within One Year	0
Due After One Year Through Five Years	0
Due After Five Years Through Ten Years	0
Due After Ten Years	4,153
Amortized Cost	4,153
AFS investment securities—Fair value:
Due Within One Year	0
Due After One Year Through Five Years	0
Due After Five Years Through Ten Years	0
Due After Ten Years	4,122
Total	4,122
Accrued interest	14
Other asset-backed securities
Investments in AFS debt securities—Amortized cost:
Due Within One Year	0
Due After One Year Through Five Years	7,600
Due After Five Years Through Ten Years	2,010
Due After Ten Years	0
Amortized Cost	9,610
AFS investment securities—Fair value:
Due Within One Year	0
Due After One Year Through Five Years	7,527
Due After Five Years Through Ten Years	1,992
Due After Ten Years	0
Total	9,519
Accrued interest	5
Commercial paper
Investments in AFS debt securities—Amortized cost:
Due Within One Year	9,939
Due After One Year Through Five Years	0
Due After Five Years Through Ten Years	0
Due After Ten Years	0
Amortized Cost	9,939
AFS investment securities—Fair value:
Due Within One Year	9,939
Due After One Year Through Five Years	0
Due After Five Years Through Ten Years	0
Due After Ten Years	0
Total	9,939
Accrued interest	0
Other
Investments in AFS debt securities—Amortized cost:
Due Within One Year	600
Due After One Year Through Five Years	1,218
Due After Five Years Through Ten Years	0
Due After Ten Years	0
Amortized Cost	1,818
AFS investment securities—Fair value:
Due Within One Year	599
Due After One Year Through Five Years	1,212
Due After Five Years Through Ten Years	0
Due After Ten Years	0
Total	1,811
Accrued interest	$ 13